Income taxes - Summary of Income Tax Benefit From Continuing Operations As Reflected in the Financial Statement (Detail)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
U.K. tax benefit at statutory rate	(19.00%)	(19.00%)	(19.00%)
State taxes, net of federal benefit	(3.70%)	(12.40%)	(6.60%)
Permanent differences	1.40%	(0.10%)	1.60%
Research and development	0.00%	(0.10%)	0.00%
Change in valuation allowance	24.10%	34.50%	25.00%
Other	(2.70%)	(2.90%)	(1.00%)
Effective tax rate	0.10%	0.00%	0.00%